SCHEDULE OF INVESTMENTS

Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Communication Services

Alternative Carriers – 3.0%
CommScope Finance LLC,
6.000%, 3-1-26(A)	$300	$319
CommScope Technologies LLC (GTD by CommScope, Inc.),
6.000%, 6-15-25(A)	410	410
Level 3 Financing, Inc. (GTD by Level 3 Parent LLC),
4.625%, 9-15-27(A)	150	154
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4-1-23	390	399
5.750%, 1-15-27(A)	413	419
		1,701

Broadcasting – 5.2%
AMC Networks, Inc.,
5.000%, 4-1-24	250	255
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8-15-27(A)	115	120
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24(A)	516	571
Nexstar Escrow, Inc.,
5.625%, 7-15-27(A)	175	184
Sirius XM Radio, Inc.:
4.625%, 7-15-24(A)	275	289
5.000%, 8-1-27(A)	490	517
TEGNA, Inc.,
5.000%, 9-15-29(A)	492	501
Terrier Media Buyer, Inc.,
8.875%, 12-15-27(A)	120	127
Univision Communications, Inc.,
5.125%, 2-15-25(A)	350	346
		2,910

Cable & Satellite – 4.0%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27(A)	681	719
4.750%, 3-1-30(A)	350	357
CSC Holdings LLC:
6.500%, 2-1-29(A)	425	474
5.750%, 1-15-30(A)	200	213
DISH DBS Corp.,
7.750%, 7-1-26	475	503
		2,266

Integrated Telecommunication Services – 3.1%
CenturyLink, Inc.,
5.125%, 12-15-26(A)	270	275
Frontier Communications Corp.:
10.500%, 9-15-22	309	151
11.000%, 9-15-25	867	420
Sprint Corp.:
7.625%, 2-15-25	300	329
7.625%, 3-1-26	300	331
West Corp.,
8.500%, 10-15-25(A)	300	240
		1,746

Movies & Entertainment – 2.9%
iHeartCommunications, Inc.,
8.375%, 5-1-27	385	426

Netflix, Inc.:
4.875%, 4-15-28	580	602
5.875%, 11-15-28	570	632
		1,660

Publishing – 0.6%
Meredith Corp.,
6.875%, 2-1-26	300	312

Wireless Telecommunication Service – 1.7%
SBA Communications Corp.,
4.875%, 9-1-24	255	264
T-Mobile USA, Inc.:
6.500%, 1-15-26	530	568
4.750%, 2-1-28	115	121
		953
Total Communication Services - 20.5%		11,548

Consumer Discretionary

Auto Parts & Equipment – 1.3%
Panther BF Aggregator 2 L.P.:
6.250%, 5-15-26(A)	175	189
8.500%, 5-15-27(A)	530	563
		752

Automobile Manufacturers – 0.8%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8-15-25(A)	456	442

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10-1-24(A)	265	271

Casinos & Gaming – 4.0%
Boyd Gaming Corp.,
4.750%, 12-1-27(A)	150	156
CRC Escrow Issuer LLC and CRC Finco, Inc.,
5.250%, 10-15-25(A)	420	434
Golden Nugget, Inc.,
6.750%, 10-15-24(A)	305	316
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.625%, 5-1-24	210	229
MGM Resorts International,
5.500%, 4-15-27	170	189
Scientific Games International, Inc. (GTD by Scientific Games Corp.),
5.000%, 10-15-25(A)	365	382
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp.,
5.500%, 3-1-25(A)	500	535
		2,241

Consumer Electronics – 0.6%
Spectrum Brands, Inc. (GTD by SB/RH Holdings),
5.750%, 7-15-25	315	329

Internet & Direct Marketing Retail – 0.7%
Argos Merger Sub, Inc.,
7.125%, 3-15-23(A)	430	421

Leisure Facilities – 2.1%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8-15-26(A)	440	445
6.625%, 8-15-27(A)	500	486
Six Flags Entertainment Corp.,
4.875%, 7-31-24(A)	262	272
		1,203

Leisure Products – 1.0%
Mattel, Inc.,
6.750%, 12-31-25(A)	510	548

Restaurants – 3.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24(A)	411	421
5.000%, 10-15-25(A)	766	791
Aramark Services, Inc. (GTD by Aramark Corp.),
5.000%, 2-1-28(A)	310	327
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC:
5.000%, 6-1-24(A)	350	363
5.250%, 6-1-26(A)	100	105
		2,007

Specialized Consumer Services – 1.1%
Uber Technologies, Inc.:
8.000%, 11-1-26(A)	425	443
7.500%, 9-15-27(A)	160	164
		607

Specialty Stores – 1.9%
PetSmart, Inc.,
5.875%, 6-1-25(A)	203	207
Staples, Inc.:
7.500%, 4-15-26(A)	550	571
10.750%, 4-15-27(A)	275	279
		1,057

Tires & Rubber – 0.4%
Goodyear Tire & Rubber Co. (The),
5.125%, 11-15-23	200	204

Total Consumer Discretionary - 17.9%		10,082

Consumer Staples

Agricultural Products – 0.4%
NBM U.S. Holdings, Inc.,
7.000%, 5-14-26(A)	200	217

Drug Retail – 0.8%
Rite Aid Corp.,
6.125%, 4-1-23(A)	485	446

Food Distributors – 0.3%
Performance Food Group, Inc.,
5.500%, 10-15-27(A)	165	176

Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6-15-24	50	53
5.750%, 3-15-25	375	388
		441

Packaged Foods & Meats – 2.0%
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.),
6.500%, 4-15-29(A)	250	278
Post Holdings, Inc.:
5.000%, 8-15-26(A)	564	596
5.750%, 3-1-27(A)	270	289
		1,163
Total Consumer Staples - 4.3%		2,443

Energy

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25(A)	310	318

Oil & Gas Exploration & Production – 2.8%
California Resources Corp.,
8.000%, 12-15-22(A)	513	221
Crownrock L.P.,
5.625%, 10-15-25(A)	310	316
Endeavor Energy Resources L.P.,
5.750%, 1-30-28(A)	139	146
Matador Resources Co.,
5.875%, 9-15-26	220	220
Targa Resources Partners L.P.:
5.875%, 4-15-26	290	308
5.500%, 3-1-30(A)	350	360
		1,571

Oil & Gas Storage & Transportation – 0.9%
Cheniere Energy Partners L.P.,
4.500%, 10-1-29(A)	486	499

Total Energy - 4.2%		2,388

Financials

Consumer Finance – 3.0%
Ally Financial, Inc.,
5.750%, 11-20-25	264	295
Quicken Loans, Inc.:
5.750%, 5-1-25(A)	210	217
5.250%, 1-15-28(A)	320	331
Springleaf Finance Corp.:
6.125%, 3-15-24	285	312
7.125%, 3-15-26	450	521
		1,676

Financial Exchanges & Data – 1.7%
MSCI, Inc.,
4.000%, 11-15-29(A)	350	355
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(A)	150	164
8.250%, 11-15-26(A)	415	467
		986

Other Diversified Financial Services – 1.3%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	500	510
6.250%, 5-15-26	200	213
		723

Property & Casualty Insurance – 0.7%
Hub International Ltd.,
7.000%, 5-1-26(A)	350	370

Specialized Finance – 2.3%
Banff Merger Sub, Inc.,
9.750%, 9-1-26(A)	360	364
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6-15-21(A)	153	155
7.125%, 6-15-24(A)	481	508
Navient Corp.,
6.500%, 6-15-22	250	271
		1,298
Total Financials - 9.0%		5,053

Health Care

Health Care Facilities – 7.7%
Community Health Systems, Inc.:
6.250%, 3-31-23	874	887
8.000%, 3-15-26(A)	190	196
DaVita HealthCare Partners, Inc.,
5.000%, 5-1-25	403	414
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2-1-25	690	763
5.625%, 9-1-28	484	552
MPH Acquisition Holdings LLC,
7.125%, 6-1-24(A)	361	349
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26(A)	375	424
Tenet Healthcare Corp.,
4.875%, 1-1-26(A)	150	157
THC Escrow Corp. II,
6.750%, 6-15-23	550	604
		4,346

Health Care Services – 1.1%
Envision Healthcare Corp.,
8.750%, 10-15-26(A)	345	214
IQVIA, Inc.,
5.000%, 5-15-27(A)	400	423
		637

Health Care Technology – 1.0%
Change Healthcare Holdings, Inc.,
5.750%, 3-1-25(A)	270	277
Verscend Holding Corp.,
9.750%, 8-15-26(A)	250	274
		551

Life Sciences Tools & Services – 1.5%
Avantor, Inc.:
6.000%, 10-1-24(A)	300	320
9.000%, 10-1-25(A)	490	548
		868

Managed Health Care – 0.5%
WellCare Health Plans, Inc.,
5.250%, 4-1-25	270	281

Pharmaceuticals – 3.8%
Bausch Health Cos., Inc.,
6.125%, 4-15-25(A)	815	842
Endo Ltd., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 7-15-23(A)	400	289
IMS Health, Inc.,
5.000%, 10-15-26(A)	200	211
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23(A)	252	260
Par Pharmaceutical, Inc.,
7.500%, 4-1-27(A)	300	298

Valeant Pharmaceuticals International, Inc.,
7.000%, 3-15-24(A)	215	224
		2,124
Total Health Care - 15.6%		8,807

Industrials

Aerospace & Defense – 3.7%
Bombardier, Inc.:
7.500%, 3-15-25(A)	411	424
7.875%, 4-15-27(A)	500	514
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.250%, 3-15-26(A)	1,050	1,137
		2,075

Air Freight & Logistics – 1.1%
XPO Logistics, Inc.:
6.500%, 6-15-22(A)	274	279
6.750%, 8-15-24(A)	309	336
		615

Building Products – 0.7%
Beacon Escrow Corp.,
4.875%, 11-1-25(A)	418	420

Construction Machinery & Heavy Trucks – 0.4%
Navistar International Corp. (GTD by Navistar, Inc.),
6.625%, 11-1-25(A)	240	245

Diversified Support Services – 1.4%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
6.500%, 12-15-26	240	264
4.875%, 1-15-28	500	520
		784

Office Services & Supplies – 0.5%
Xerox Corp.,
4.125%, 3-15-23	250	259

Security & Alarm Services – 1.3%
Allied Universal Holdco LLC:
6.625%, 7-15-26(A)	100	107
9.750%, 7-15-27(A)	300	321
Prime Security Services Borrower LLC and Prime Finance, Inc.,
5.750%, 4-15-26(A)	300	326
		754

Trucking – 0.6%
Herc Holdings, Inc.,
5.500%, 7-15-27(A)	320	337

Total Industrials - 9.7%		5,489

Information Technology

Application Software – 2.4%
Infor (U.S.), Inc.,
6.500%, 5-15-22	430	436
Solera LLC and Solera Finance, Inc.,
10.500%, 3-1-24(A)	308	327
SS&C Technologies Holdings, Inc.,
5.500%, 9-30-27(A)	530	566
		1,329

Communications Equipment – 0.2%
SSL Robotics LLC,
9.750%, 12-31-23(A)	100	109

Data Processing & Outsourced Services – 0.2%
Exela Intermediate LLC and Exela Finance, Inc.,
10.000%, 7-15-23(A)	320	128

Technology Hardware, Storage & Peripherals – 0.5%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11-15-24(A)	295	288

Total Information Technology - 3.3%		1,854

Materials

Aluminum – 0.7%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(A)	160	168
5.875%, 9-30-26(A)	210	223
		391

Commodity Chemicals – 0.9%
NOVA Chemicals Corp.:
4.875%, 6-1-24(A)	215	222
5.250%, 6-1-27(A)	296	304
		526

Diversified Metals & Mining – 1.0%
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	260	269
7.500%, 4-1-25(A)	300	307
		576

Metal & Glass Containers – 1.8%
Ball Corp.,
5.250%, 7-1-25	240	268
BWAY Holding Co.:
5.500%, 4-15-24(A)	427	440
7.250%, 4-15-25(A)	310	306
		1,014

Paper Packaging – 0.8%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23(A)	420	430

Total Materials - 5.2%		2,937

Real Estate

Hotel & Resort REITs – 1.6%
ESH Hospitality, Inc.,
5.250%, 5-1-25(A)	290	300
Hilton Domestic Operating Co., Inc.:
5.125%, 5-1-26	250	263
4.875%, 1-15-30	325	344
		907

Real Estate Development – 0.6%
Brookfield Property REIT, Inc.,
5.750%, 5-15-26(A)	150	158
Howard Hughs Corp.,
5.375%, 3-15-25(A)	150	157
		315

Specialized REITs – 1.9%
Iron Mountain, Inc.:
4.875%, 9-15-27(A)	240	248
4.875%, 9-15-29(A)	300	304
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC,
8.250%, 10-15-23	225	196
VICI Properties L.P. and VICI Note Co., Inc.,
4.625%, 12-1-29(A)	305	319
		1,067
Total Real Estate - 4.1%		2,289

Utilities

Electric Utilities – 2.3%
Calpine Corp.:
4.500%, 2-15-28(A)	300	303
5.125%, 3-15-28(A)	300	306
Vistra Operations Co. LLC:

5.625%, 2-15-27(A)	455	479
5.000%, 7-31-27(A)	200	209
		1,297

Independent Power Producers & Energy Traders – 0.8%
NRG Energy, Inc.,
6.625%, 1-15-27	396	430

Total Utilities - 3.1%		1,727

TOTAL CORPORATE DEBT SECURITIES – 96.9%		$54,617
(Cost: $53,397)

SHORT-TERM SECURITIES	Shares

Money Market Funds (B) - 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	355	355

TOTAL SHORT-TERM SECURITIES – 0.6%		$355
(Cost: $355)

TOTAL INVESTMENT SECURITIES – 97.5%		$54,972
(Cost: $53,752)

CASH AND OTHER ASSETS, NET OF LIABILITIES(C) – 2.5%		1,406

NET ASSETS – 100.0%		$56,378

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $38,781 or 68.8% of net assets.

(B)	Rate shown is the annualized 7-day yield at December 31, 2019.

(C)	Cash of $273 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	107	3-20-20	10,700	$(13,741)	$70
U.S. 2-Year Treasury Note	Short	62	3-31-20	12,400	(13,361)	10
U.S. 5-Year Treasury Note	Short	128	3-31-20	12,800	(15,182)	65
					$(42,284)	$145

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$54,617	$—
Short-Term Securities	355	—	—

Total	$355	$54,617	$—

Futures Contracts	$145	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed
REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$53,752

Gross unrealized appreciation	2,377

Gross unrealized depreciation	(1,157)

Net unrealized appreciation	$1,220